OTHER OPERATING EXPENSES - Summary of Other Operating Expenses (Detail) - ARS ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of other operating expenses [line items]
Other Operating Expenses	$ 218,251,343	$ 282,968,538	$ 883,998,840	$ 764,818,876
Turnover Tax
Disclosure of other operating expenses [line items]
Other Operating Expenses	91,947,579	181,189,401	405,129,869	488,467,204
Contributions to the Deposit Insurance Scheme
Disclosure of other operating expenses [line items]
Other Operating Expenses	3,769,555	4,554,156	10,368,266	13,748,085
Charges for Other Provisions
Disclosure of other operating expenses [line items]
Other Operating Expenses	5,194,730	2,937,232	89,521,238	10,811,252
Claims
Disclosure of other operating expenses [line items]
Other Operating Expenses	7,498,220	10,266,767	16,766,053	24,942,520
Other Financial Expenses
Disclosure of other operating expenses [line items]
Other Operating Expenses	14,074,440	1,888,185	78,949,484	5,929,556
Interest on leases
Disclosure of other operating expenses [line items]
Other Operating Expenses	1,149,680	1,854,524	3,332,732	5,080,346
Credit-card-relates expenses
Disclosure of other operating expenses [line items]
Other Operating Expenses	38,176,141	34,144,860	107,207,721	96,722,301
Adjustment for remeasurement to homogeneous currency
Disclosure of other operating expenses [line items]
Other Operating Expenses	0	0	21,237,285	0
Other Expenses from Services
Disclosure of other operating expenses [line items]
Other Operating Expenses	$ 56,440,998	$ 46,133,413	$ 151,486,192	$ 119,117,612